Related Party Transactions (Details) - USD ($)		1 Months Ended			5 Months Ended	6 Months Ended
	Oct. 08, 2020	Mar. 29, 2021	Jul. 31, 2020	Jun. 24, 2019	Dec. 31, 2020	Jun. 30, 2021	Nov. 17, 2020
Related Party Transactions (Details) [Line Items]
Issued and outstanding shares of public offering, percentage			20.00%		20.00%	20.00%
Aggregate principal amount of promissory note		$ 1,000,000	$ 300,000
Repaid amount	$ 300,000
Working capital loans	$ 1,500,000					$ 1,500,000
Price per warrant (in Dollars per share)	$ 1.50				$ 11.50	$ 11.50
Administrative Service Agreement					$ 10,000
Outstanding amount of promissory note						$ 440,000
Warrant purchase price (in Dollars per share)						$ 1.50
Xos, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)					3,739,846
Interest rate					2.38%	2.38%
Carrying value					$ 364,000	$ 18,900,000
Promissory notes receivable						$ 364,000
Amount issued				$ 364,000
Preferred shares (in Shares)					76,471,000	19,664,000
Employees benefits						$ 74,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description					The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Amount of sponsor paid			$ 25,000
Common stock subject to possible redemption (in Shares)			1,312,500
Issued and outstanding shares of public offering, percentage			20.00%
Purchase of additional forfeited shares (in Shares)							2,500,000
Business combination, description						The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
COO [Member] | Xos, Inc. [Member] | Giordano Sordoni [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties					$ 364,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)			10,062,500
Aggregate additional shares forfeited (in Shares)							687,500
Amount of sponsor paid (in Shares)			10,062,500